Document and Entity Information	Oct. 28, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	SeaStar Medical Holding Corp
Entity Address, State or Province	CO
Amendment Flag	true
Entity Central Index Key	0001831868
Document Type	8-K/A
Document Period End Date	Oct. 28, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-39927
Entity Tax Identification Number	85-3681132
Entity Address, Address Line One	3513 Brighton Blvd
Entity Address, Address Line Two	Suite 410
Entity Address, City or Town	Denver
Entity Address, Postal Zip Code	80216
City Area Code	(844)
Local Phone Number	427-8100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment No. 1”) amends the Current Report on Form 8-K filed by SeaStar Medical Holding Corporation (f/k/a LMF Acquisition Opportunities, Inc. and the “Company”) on November 4, 2022 (the “Original Report”), in which the Company reported, among other events, the completion of the Business Combination. This Amendment No. 1 is filed to (1) update the Item 2.01 information to reflect Management’s Discussion and Analysis of Financial Condition and Results of Operations of SeaStar Medical for the three and nine months ended September 30, 2022 and September 30, 2021; and (2) amend the historical financial statements provided under Items 9.01(a) in the Original Report to include the unaudited interim financial statements of SeaStar Medical as of September 30, 2022 and for the three and nine months ended September 30, 2022 and September 30, 2021. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company subsequent to the filing date of the Original Report.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ICU
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Common Stock for $11.50 per share
Trading Symbol	ICUCW
Security Exchange Name	NASDAQ